Fair Value Measurement - Schedule of Changes in Fair Value of Warrant Liabilities (Details) - Warrant Liabilities - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value	$ 14,776,707	$ 11,355,499
Change in fair value	(5,459,375)	3,421,208
Fair value	9,317,332	14,776,707
Private Placement Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value	6,022,332	4,627,999
Change in fair value	(2,225,000)	1,394,333
Fair value	3,797,332	6,022,332
Public Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value	8,754,375	6,727,500
Change in fair value	(3,234,375)	2,026,875
Fair value	$ 5,520,000	$ 8,754,375